LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Schedule of weighted-average remaining lease term and discount rate
Year ended December 31, 2022
Weighted average remaining lease term	2.94 Years
Weighted average discount rate	5.23%

Schedule of maturities of operating lease liabilities

Year ending December 31,
2023	$4,578
2024	4,588
2025	2,798
2026	777

Total lease payments *)	$12,741

Less – imputed interest	(1,261)

Present value of lease liabilities	$11,480

*) Total lease payments have not been reduced by sublease rental payments of $8,907 due in